LEASES	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
LEASES
NOTE 9:-	LEASES

The Company entered into various non-cancelable operating lease agreements for certain of their offices, facilities and equipment, expiring between 2023 and 2027. Components of operating lease expense were as follows:

	Year ended December 31,
	2023	2022	2021

Operating lease expenses *)	$2,714	$2,054	$2,167
Short-term lease expenses	560	355	224
Total lease expenses	$3,274	$2,409	$2,391

*) Operating lease expenses were mainly paid in cash during the years ended December 31, 2023, 2022 and 2021.

As of December 31, 2023 and 2022, the Company’s operating leases had a weighted average remaining lease term of 2.12 and 2.26 years, respectively, and a weighted average discount rate of 5.34% and 4.8%, respectively.

Future lease payments under operating leases as of December 31, 2023 are as follows:

2024	2,898
2025	1,831
2026	1,094
2027	4
Total future lease payments	5,827
Less imputed interest	379
Total lease liability balance	$5,448